PORTFOLIO OF INVESTMENTS
as of March 31, 2025 (Unaudited)
1
Voya Retirement
Growth Portfolio
Shares RA Value
Percentage
of Net
Assets
MUTUAL FUNDS: 100.1%
Affiliated Investment Companies: 100.1%
4,853,314  Voya Emerging
Markets Index Portfolio
- Class I
$ 50,037,665
3.0
4,944,523  Voya High Yield Bond
Fund - Class R6
34,018,318
2.1
15,185,785  Voya International
Index Portfolio - Class I
182,381,284
10.9
661,533  Voya Russell
TM
Large
Cap Growth Index
- Class I
48,781,437
2.9
15,017,121  Voya Russell
TM
Mid
Cap Index Portfolio
- Class I
166,389,700
10.0
2,561,511  Voya Russell
TM
Small
Cap Index Portfolio
- Class I
32,787,345
2.0
9,149,757  Voya Short Duration
Bond Fund - Class R6
85,733,224
5.1
26,446,798  Voya U.S. Bond Index
Portfolio - Class I
240,401,396
14.4
42,740,753  Voya U.S. Stock Index
Portfolio - Class I
828,743,197
49.7
Total Mutual Funds
(Cost $1,599,832,214)
1,669,273,566
100.1
Total Investments in
Securities
(Cost $1,599,832,214) $ 1,669,273,566 100.1
Liabilities in Excess
of Other Assets (980,832) (0.1)
Net Assets $ 1,668,292,734 100.0

PORTFOLIO OF INVESTMENTS
as of March 31, 2025 (Unaudited) (continued)
2
Voya Retirement
Growth Portfolio
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of March 31, 2025 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant Other
Observable
Inputs
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
March 31, 2025
Asset Table
Investments, at fair value
Mutual Funds $ 1,669,273,566 $ — $ — $ 1,669,273,566
Total Investments, at fair value $ 1,669,273,566 $ — $ — $ 1,669,273,566
Transactions with Affiliates
An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.
The following table provides transactions during the period ended March 31, 2025, where the following issuers were considered an affiliate:
Issuer
Beginning
Fair Value
at 12/31/2024
Purchases
at Cost
Sales
at Cost
Change In
Unrealized
Appreciation/
(Depreciation)
Ending
Fair
Value at
3/31/2025
Investment
Income
Realized
Gains/
(Losses)
Net
Capital
Gain
Distributions
Voya Emerging Markets Index
Portfolio - Class I
$ 53,242,462 $ 55,195 $ (6,611,558) $ 3,351,566 $ 50,037,665 $ — $ (1,231,352) $ —
Voya High Yield Bond Fund - Class
R6
36,165,426 620,377 (2,482,047) (285,438) 34,018,318 583,592 90,485 —
Voya International Index Portfolio
- Class I
194,843,788 202,384 (23,297,173) 10,632,285 182,381,284 — 5,067,169 —
Voya Russell
TM
Large Cap Growth
Index - Class I
52,205,900 4,082,738 (2,110,103) (5,397,098) 48,781,437 — 137,215 —
Voya Russell
TM
Mid Cap Index
Portfolio - Class I
175,212,748 4,713,336 (8,417,330) (5,119,054) 166,389,700 — (926,270) —
Voya Russell
TM
Small Cap Index
Portfolio - Class I
34,589,281 2,996,777 (1,081,383) (3,717,330) 32,787,345 — 416,829 —
Voya Short Duration Bond Fund -
Class R6
90,902,834 1,128,647 (6,609,575) 311,318 85,733,224 1,036,647 67,034 —
Voya U.S. Bond Index Portfolio -
Class I
251,835,028 2,640,138 (22,733,653) 8,659,883 240,401,396 2,382,546 (4,572,429) —
Voya U.S. Stock Index Portfolio -
Class I
879,872,753 23,330,290 (30,686,959) (43,772,887) 828,743,197 — 6,768,339 —
$ 1,768,870,220 $ 39,769,882 $ (104,029,781) $ (35,336,755) $ 1,669,273,566 $ 4,002,785 $ 5,817,020 $ —
The financial statements for the above mutual fund[s] can be found at www.sec.gov.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation $ 102,556,524
Gross Unrealized Depreciation (33,115,172)
Net Unrealized Appreciation $ 69,441,352